UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2003



                  GENESIS ASSET MANAGERS INTERNATIONAL LIMITED
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Name of Institutional Investment Manager

                   21 Knightsbridge     London, SW1X 7LY
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7436
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis           Director                        020 7201 7200
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Name                               (Title)                           (Phone)



Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
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London, UK
02/12/2004


Report Type:

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.


   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: None
                                  --------

Form 13F Information Table Entry Total: None
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Form 13F Information Table Value Total: None
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


Genesis Asset Managers International Limited exercises discretion over securities as to which a Form 13-F was filed by Genesis Asset Managers Limited
(File No 28-6418). The Form 13-F filed by Genesis Asset Managers Limited included a report on behalf of Genesis Asset Managers International Limited.






REPORT SUMMARY             00 DATA RECORDS           00000
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED